UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Meeder Asset Management, Inc.
Address:  6125 Memorial Drive
          Dublin, OH 43017

Form 13F File Number:  028-01512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dale W. Smith
Title:    Chief Financial Officer and Chief Investment Officer
Phone:    614-766-7000

Signature, Place, and Date of Signing:

      /s/ Dale W. Smith                 Dublin, OH               July 12, 2012
      -----------------                 ----------               -------------
         [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          379
                                         -----------

Form 13F Information Table Value Total:  $   236,467
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------------- ------------ --------- ----------- -------------------- ---------- -------- -----------------
                                                                                                                   VOTING AUTHORITY
                                         TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -----------------
            NAME OF ISSUER                CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
-------------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ---- ------- ----
ABB Ltd                                Common Stock 000375204         562      34,435          Shared                    34,435
Abercrombie & Fitch Co                 Common Stock 002896207         142       4,170          Shared                     4,170
Advanced Micro Devices Inc             Common Stock 007903107         216      37,780          Shared                    37,780
AES Corp/The                           Common Stock 00130H105         780      60,812          Shared                    60,812
AGL Resources Inc                      Common Stock 001204106         187       4,826          Shared                     4,826
Allegheny Technologies Inc             Common Stock 01741R102         136       4,265          Shared                     4,265
Alpha Natural Resources Inc            Common Stock 02076X102          87       9,985          Shared                     9,985
American Tower Corp                    Common Stock 03027X100         743      10,635          Shared                    10,635
American Water Works Co Inc            Common Stock 030420103       1,279      37,299          Shared                    37,299
Apartment Investment & Management Co   Common Stock 03748R101         241       8,900          Shared                     8,900
Assurant Inc                           Common Stock 04621X108         173       4,960          Shared                     4,960
AT&T Inc                               Common Stock 00206R102       1,398      39,215          Shared                    39,215
AutoNation Inc                         Common Stock 05329W102         195       5,530          Shared                     5,530
Avery Dennison Corp                    Common Stock 053611109         194       7,110          Shared                     7,110
Bemis Co Inc                           Common Stock 081437105         212       6,780          Shared                     6,780
Big Lots Inc                           Common Stock 089302103         220       5,395          Shared                     5,395
Cablevision Systems Corp               Common Stock 12686C109         191      14,355          Shared                    14,355
CARBO Ceramics Inc                     Common Stock 140781105         556       7,252          Shared                     7,252
CBRE Group Inc                         Common Stock 12504L109         219      13,400          Shared                    13,400
Cincinnati Financial Corp              Common Stock 172062101         255       6,690          Shared                     6,690
Cintas Corp                            Common Stock 172908105         226       5,855          Shared                     5,855
Computer Sciences Corp                 Common Stock 205363104         214       8,610          Shared                     8,610
Compuware Corp                         Common Stock 205638109         228      24,520          Shared                    24,520
Constellation Brands Inc               Common Stock 21036P108         267       9,870          Shared                     9,870
Consumer Staples Select Sector SPDR
  Fund                                 Common Stock 81369Y308       1,209      34,775          Shared                    34,775
Consumer Staples Select Sector SPDR
  Fund                                 Common Stock 81369Y308       2,324      66,850          Shared                    66,850
Consumer Staples Select Sector SPDR
  Fund                                 Common Stock 81369Y308       2,368      68,100          Shared                    68,100
Coventry Health Care Inc               Common Stock 222862104         213       6,710          Shared                     6,710
Dean Foods Co                          Common Stock 242370104         310      18,215          Shared                    18,215
DENTSPLY International Inc             Common Stock 249030107         220       5,820          Shared                     5,820
DeVry Inc                              Common Stock 251893103         164       5,305          Shared                     5,305
Diamond Offshore Drilling Inc          Common Stock 25271C102         218       3,690          Shared                     3,690
DR Horton Inc                          Common Stock 23331A109         297      16,175          Shared                    16,175
Dun & Bradstreet Corp/The              Common Stock 26483E100         194       2,725          Shared                     2,725
E*TRADE Financial Corp                 Common Stock 269246401         206      25,627          Shared                    25,627
Energen Corp                           Common Stock 29265N108         538      11,931          Shared                    11,931
Energy Select Sector SPDR Fund         Common Stock 81369Y506       1,356      20,425          Shared                    20,425
Energy Select Sector SPDR Fund         Common Stock 81369Y506       1,787      26,925          Shared                    26,925
Energy Select Sector SPDR Fund         Common Stock 81369Y506       3,307      49,825          Shared                    49,825
Energy Select Sector SPDR Fund         Common Stock 81369Y506       3,582      53,975          Shared                    53,975
Energy Select Sector SPDR Fund         Common Stock 81369Y506       3,675      55,375          Shared                    55,375
Energy Transfer Equity LP              Common Stock 29273V100         725      17,674          Shared                    17,674
Enersis SA                             Common Stock 29274F104         809      43,251          Shared                    43,251
EnerSys                                Common Stock 29275Y102         473      13,480          Shared                    13,480
Ensco PLC                              Common Stock 29358Q109         615      13,087          Shared                    13,087
Enterprise Products Partners LP        Common Stock 293792107       1,350      26,354          Shared                    26,354
EQT Corp                               Common Stock 26884L109         923      17,216          Shared                    17,216
Equifax Inc                            Common Stock 294429105         245       5,265          Shared                     5,265
Expedia Inc                            Common Stock 30212P303         338       7,030          Shared                     7,030
Federated Investors Inc                Common Stock 314211103         294      13,470          Shared                    13,470
First Horizon National Corp            Common Stock 320517105         221      25,502          Shared                    25,502
First Solar Inc                        Common Stock 336433107          91       6,040          Shared                     6,040
FLIR Systems Inc                       Common Stock 302445101         159       8,135          Shared                     8,135
Fluor Corp                             Common Stock 343412102         427       8,645          Shared                     8,645
GameStop Corp                          Common Stock 36467W109         155       8,445          Shared                     8,445
Gannett Co Inc                         Common Stock 364730101         225      15,250          Shared                    15,250
General Electric Co                    Common Stock 369604103       1,225      58,764          Shared                    58,764
Genworth Financial Inc                 Common Stock 37247D106         176      31,150          Shared                    31,150
Goodyear Tire & Rubber Co/The          Common Stock 382550101         170      14,395          Shared                    14,395
H&R Block Inc                          Common Stock 093671105         200      12,495          Shared                    12,495
Harman International Industries Inc    Common Stock 413086109         212       5,360          Shared                     5,360
Harris Corp                            Common Stock 413875105         237       5,660          Shared                     5,660
Hasbro Inc                             Common Stock 418056107         216       6,390          Shared                     6,390
Health Care Select Sector SPDR Fund    Common Stock 81369Y209       1,365      35,925          Shared                    35,925
Health Care Select Sector SPDR Fund    Common Stock 81369Y209       2,847      74,900          Shared                    74,900
Health Care Select Sector SPDR Fund    Common Stock 81369Y209       4,540     119,450          Shared                   119,450
Health Care Select Sector SPDR Fund    Common Stock 81369Y209       5,536     145,675          Shared                   145,675
Hormel Foods Corp                      Common Stock 440452100         212       6,970          Shared                     6,970
Hospira Inc                            Common Stock 441060100         235       6,710          Shared                     6,710
Hudson City Bancorp Inc                Common Stock 443683107         208      32,640          Shared                    32,640
Huntington Bancshares Inc/OH           Common Stock 446150104         238      37,160          Shared                    37,160
Integrys Energy Group Inc              Common Stock 45822P105         214       3,760          Shared                     3,760
International Flavors & Fragrances Inc Common Stock 459506101         213       3,890          Shared                     3,890
Interpublic Group of Cos Inc/The       Common Stock 460690100         227      20,965          Shared                    20,965
iShares Dow Jones US Real Estate
  Index Fund                           Common Stock 464287739       9,977     156,050          Shared                   156,050
iShares iBoxx $ High Yield Corporate
  Bond Fund                            Common Stock 464288513       2,775      30,400          Shared                    30,400
iShares iBoxx Investment Grade
  Corporate Bond Fund                  Common Stock 464287242       6,112      51,975          Shared                    51,975
iShares iBoxx Investment Grade
  Corporate Bond Fund                  Common Stock 464287242      10,574      89,925          Shared                    89,925
iShares JPMorgan USD Emerging Markets
  Bond Fund                            Common Stock 464288281       4,124      35,950          Shared                    35,950
iShares MSCI EAFE Index Fund           Common Stock 464287465       3,597      72,000          Shared                    72,000
iShares MSCI Emerging Markets Index
  Fund                                 Common Stock 464287234       3,025      77,300          Shared                    77,300
iShares Russell 1000 Growth Index Fund Common Stock 464287614       2,213      35,000          Shared                    35,000
iShares Russell 1000 Growth Index Fund Common Stock 464287614       2,928      46,300          Shared                    46,300
iShares Russell 1000 Growth Index Fund Common Stock 464287614       4,662      73,725          Shared                    73,725
iShares Russell 1000 Growth Index Fund Common Stock 464287614       5,678      89,800          Shared                    89,800
iShares Russell 1000 Value Index Fund  Common Stock 464287598       1,329      19,475          Shared                    19,475
iShares Russell 1000 Value Index Fund  Common Stock 464287598       3,938      57,725          Shared                    57,725
iShares Russell 1000 Value Index Fund  Common Stock 464287598       6,535      95,800          Shared                    95,800
iShares Russell 1000 Value Index Fund  Common Stock 464287598       7,542     110,550          Shared                   110,550
iShares Russell 2000 Growth Index Fund Common Stock 464287648       4,791      52,375          Shared                    52,375
iShares Russell 2000 Index Fund        Common Stock 464287655         672       8,450          Shared                     8,450
ITC Holdings Corp                      Common Stock 465685105       1,170      16,978          Shared                    16,978
Jabil Circuit Inc                      Common Stock 466313103         211      10,380          Shared                    10,380
JC Penney Co Inc                       Common Stock 708160106         135       5,800          Shared                     5,800
JDS Uniphase Corp                      Common Stock 46612J507         215      19,547          Shared                    19,547
Kinder Morgan Energy Partners LP       Common Stock 494550106       1,010      12,857          Shared                    12,857
Lam Research Corp                      Common Stock 512807108         210       5,557          Shared                     5,557
Legg Mason Inc                         Common Stock 524901105         223       8,475          Shared                     8,475
Leggett & Platt Inc                    Common Stock 524660107         187       8,850          Shared                     8,850
Lennar Corp                            Common Stock 526057104         321      10,385          Shared                    10,385
Leucadia National Corp                 Common Stock 527288104         191       8,960          Shared                     8,960
Lexmark International Inc              Common Stock 529771107         164       6,175          Shared                     6,175
LSI Corp                               Common Stock 502161102         218      34,285          Shared                    34,285
MarkWest Energy Partners LP            Common Stock 570759100         759      15,397          Shared                    15,397
Masco Corp                             Common Stock 574599106         270      19,470          Shared                    19,470
Materials Select Sector SPDR Fund      Common Stock 81369Y100       1,580      44,775          Shared                    44,775
MDU Resources Group Inc                Common Stock 552690109       1,184      54,783          Shared                    54,783
MetroPCS Communications Inc            Common Stock 591708102         142      23,505          Shared                    23,505
Molex Inc                              Common Stock 608554101         204       8,540          Shared                     8,540
Nabors Industries Ltd                  Common Stock G6359F103         169      11,765          Shared                    11,765
NASDAQ OMX Group Inc/The               Common Stock 631103108         189       8,330          Shared                     8,330
National Fuel Gas Co                   Common Stock 636180101         979      20,831          Shared                    20,831
National Grid PLC                      Common Stock 636274300         864      16,308          Shared                    16,308
Netflix Inc                            Common Stock 64110L106         202       2,945          Shared                     2,945
Newell Rubbermaid Inc                  Common Stock 651229106         229      12,635          Shared                    12,635
Newfield Exploration Co                Common Stock 651290108         158       5,395          Shared                     5,395
NII Holdings Inc                       Common Stock 62913F201         623      60,865          Shared                    60,865
NiSource Inc                           Common Stock 65473P105       2,773     112,054          Shared                   112,054
Northeast Utilities                    Common Stock 664397106         585      15,068          Shared                    15,068
NRG Energy Inc                         Common Stock 629377508         195      11,255          Shared                    11,255
ONEOK Inc                              Common Stock 682680103         646      15,278          Shared                    15,278
Owens-Illinois Inc                     Common Stock 690768403         202      10,530          Shared                    10,530
Patterson Cos Inc                      Common Stock 703395103         238       6,905          Shared                     6,905
People's United Financial Inc          Common Stock 712704105         184      15,870          Shared                    15,870
Pepco Holdings Inc                     Common Stock 713291102         197      10,055          Shared                    10,055
PerkinElmer Inc                        Common Stock 714046109         263      10,195          Shared                    10,195
Pitney Bowes Inc                       Common Stock 724479100         165      10,995          Shared                    10,995
Powershares QQQ Trust Series 1         Common Stock 73935A104       3,569      55,625          Shared                    55,625
Powershares QQQ Trust Series 1         Common Stock 73935A104       5,755      89,700          Shared                    89,700
Powershares QQQ Trust Series 1         Common Stock 73935A104       7,052     109,905          Shared                   109,905
PulteGroup Inc                         Common Stock 745867101         346      32,343          Shared                    32,343
QUALCOMM Inc                           Common Stock 747525103       1,190      21,369          Shared                    21,369
Quanta Services Inc                    Common Stock 74762E102         228       9,465          Shared                     9,465
Questar Corp                           Common Stock 748356102       1,603      76,826          Shared                    76,826
Robert Half International Inc          Common Stock 770323103         205       7,165          Shared                     7,165
Rowan Cos Plc                          Common Stock 078178116         217       6,715          Shared                     6,715
RR Donnelley & Sons Co                 Common Stock 257867101         166      14,135          Shared                    14,135
Ryder System Inc                       Common Stock 783549108         138       3,840          Shared                     3,840
SAIC Inc.                              Common Stock 78390X101         201      16,595          Shared                    16,595
Scripps Networks Interactive Inc       Common Stock 811065101         273       4,805          Shared                     4,805
Sealed Air Corp                        Common Stock 81211K100         183      11,845          Shared                    11,845
Sears Holdings Corp                    Common Stock 812350106         383       6,415          Shared                     6,415
Snap-on Inc                            Common Stock 833034101         251       4,030          Shared                     4,030
SPDR Barclays Capital High Yield Bond
  ETF                                  Common Stock 78464A417       2,767      70,125          Shared                    70,125
SPDR Dow Jones Industrial Average ETF
  Trust                                Common Stock 78467X109       3,121      24,300          Shared                    24,300
SPDR Dow Jones Industrial Average ETF
  Trust                                Common Stock 78467X109       5,016      39,050          Shared                    39,050
SPDR Dow Jones Industrial Average ETF
  Trust                                Common Stock 78467X109       6,133      47,750          Shared                    47,750
SPDR S&P 500 ETF Trust                 Common Stock 78462F103         817       6,000          Shared                     6,000
Spectra Energy Corp                    Common Stock 847560109         782      26,919          Shared                    26,919
SunCoke Energy Inc                     Common Stock 86722A103          39       2,635          Shared                     2,635
Sunoco Inc                             Common Stock 86764P109         236       4,965          Shared                     4,965
SUPERVALU Inc                          Common Stock 868536103         130      25,125          Shared                    25,125
TECO Energy Inc                        Common Stock 872375100         193      10,660          Shared                    10,660
Telephone & Data Systems Inc           Common Stock 879433829         641      30,104          Shared                    30,104
Tenet Healthcare Corp                  Common Stock 88033G100         208      39,770          Shared                    39,770
Teradyne Inc                           Common Stock 880770102         210      14,965          Shared                    14,965
Tesoro Corp                            Common Stock 881609101         218       8,730          Shared                     8,730
Titanium Metals Corp                   Common Stock 888339207         154      13,615          Shared                    13,615
Torchmark Corp                         Common Stock 891027104         237       4,695          Shared                     4,695
Total System Services Inc              Common Stock 891906109         250      10,435          Shared                    10,435
TripAdvisor Inc                        Common Stock 896945201         362       8,090          Shared                     8,090
United States Steel Corp               Common Stock 912909108         159       7,700          Shared                     7,700
Urban Outfitters Inc                   Common Stock 917047102         204       7,400          Shared                     7,400
Vanguard Intermediate-Term Corporate
  Bond ETF                             Common Stock 92206C870       6,084      71,400          Shared                    71,400
Vanguard Intermediate-Term Corporate
  Bond ETF                             Common Stock 92206C870       9,631     113,025          Shared                   113,025
Vanguard Total Bond Market ETF         Common Stock 921937835       8,402      99,575          Shared                    99,575
Veolia Environnement SA                Common Stock 92334N103         614      48,641          Shared                    48,641
Verizon Communications Inc             Common Stock 92343V104         774      17,409          Shared                    17,409
Vodafone Group PLC                     Common Stock 92857W209         914      32,442          Shared                    32,442
Vulcan Materials Co                    Common Stock 929160109         205       5,175          Shared                     5,175
Washington Post Co/The                 Common Stock 939640108         202         540          Shared                       540
Wells Fargo & Co                       Common Stock 929903201                   1,700          Shared                     1,700
Whirlpool Corp                         Common Stock 963320106         263       4,300          Shared                     4,300
Williams Cos Inc/The                   Common Stock 969457100       1,113      38,615          Shared                    38,615
Xylem Inc/NY                           Common Stock 98419M100         200       7,950          Shared                     7,950
Zions Bancorporation                   Common Stock 989701107         243      12,535          Shared                    12,535
Abercrombie & Fitch Co-Cl A            Common Stock 002896207          15         447          Shared                       447
Advanced Micro Devices                 Common Stock 007903107          23       3,991          Shared                     3,991
AGL Resources                          Common Stock 001204106          23         604          Shared                       604
Allegheny Technologies Inc             Common Stock 01741R102          18         567          Shared                       567
Alliant Energy Corporation             Common Stock 018802108         196       4,295          Shared                     4,295
Alpha Natural Resources, Inc.          Common Stock 02076X102          11       1,287          Shared                     1,287
Altria Group                           Common Stock 02209S103         221       6,402          Shared                     6,402
Ambac Financial Group Inc              Common Stock 023139108                     127          Shared                       127
American Capital Agency Corp           Common Stock 02503X105          24         700          Shared                       700
American Capital Strategies Ltd.       Common Stock 02503Y103           9         932          Shared                       932
American Electric Power                Common Stock 025537101           5         125          Shared                       125
American Water Works Co Inc            Common Stock 030420103         216       6,287          Shared                     6,287
Annaly Capital Management              Common Stock 035710409          58       3,485          Shared                     3,485
Apartment Investment & Management
  Company                              Common Stock 03748R101          26         948          Shared                       948
Apollo Investment Corp                 Common Stock 03761U106           4         500          Shared                       500
Apple, Inc.                            Common Stock 037833100          44          75          Shared                        75
Ares Capital Corp                      Common Stock 04010L103          22       1,400          Shared                     1,400
Arthur J. Gallagher & Co.              Common Stock 363576109         220       6,265          Shared                     6,265
Ascena Retail Group, Inc               Common Stock 04351G101           4         188          Shared                       188
Assurant Inc.                          Common Stock 04621X108          19         531          Shared                       531
AT&T Inc.                              Common Stock 00206R102           5         130          Shared                       130
AutoNation Inc.                        Common Stock 05329W102          22         617          Shared                       617
Avery Dennison Corporation             Common Stock 053611109          20         746          Shared                       746
Bemis Company                          Common Stock 081437105          22         715          Shared                       715
Big Lots Inc                           Common Stock 089302103          23         572          Shared                       572
Blackrock Build America Bond Tr        Common Stock 09248X100          11         490          Shared                       490
Bristol-Myers Squibb                   Common Stock 110122108         139       3,859          Shared                     3,859
Cablevision Systems                    Common Stock 12686C109          25       1,873          Shared                     1,873
Cardinal Health Inc                    Common Stock 14149Y108           2          50          Shared                        50
Cardiovascular Systems, Inc.-
  Certificate                          Common Stock 141619106         209      21,356          Shared                    21,356
Carefusion Corp                        Common Stock 14170T101           1          25          Shared                        25
CB Richard Ellis Group Inc             Common Stock 12504L109          29       1,747          Shared                     1,747
Celgene Corporation                    Common Stock 151020104          81       1,270          Shared                     1,270
ChevronTexaco Corp                     Common Stock 166764100         198       1,877          Shared                     1,877
Chimeral Investment Corporation        Common Stock 16934Q109           2       1,000          Shared                     1,000
China Marine Food Group Ltd            Common Stock 16943R106           1       1,000          Shared                     1,000
China Shen Zou Mng & Res Inc.          Common Stock 16942H109                     200          Shared                       200
Cincinnati Financial Corp              Common Stock 172062101         226       5,926          Shared                     5,926
Cintas Corporation                     Common Stock 172908105          24         609          Shared                       609
Computer Sciences Corp                 Common Stock 205363104          29       1,151          Shared                     1,151
Compuware                              Common Stock 205638109          24       2,634          Shared                     2,634
ConocoPhillips                         Common Stock 20825C104         182       3,258          Shared                     3,258
Consolidated Edison Inc.               Common Stock 209115104         165       2,648          Shared                     2,648
Constellation Brands Inc.              Common Stock 21036P108          28       1,043          Shared                     1,043
Coventry Health Care Inc               Common Stock 222862104          22         702          Shared                       702
D.R. Horton Inc                        Common Stock 23331A109          31       1,687          Shared                     1,687
Dean Foods Company                     Common Stock 242370104          34       1,976          Shared                     1,976
DENTSPLY International Inc             Common Stock 249030107          23         617          Shared                       617
Developers Diversified Realty
  Corporation                          Common Stock 23317H102           1          75          Shared                        75
DeVry, Inc.                            Common Stock 251893103          17         563          Shared                       563
Diamond Hill Investment Group          Common Stock 25264R207         301       3,850          Shared                     3,850
Diamond Offshore Drilling              Common Stock 25271C102          23         387          Shared                       387
DTE Energy Company                     Common Stock 233331107         195       3,286          Shared                     3,286
Du Pont (e.i.) De Nemours              Common Stock 263534109         179       3,536          Shared                     3,536
Dun & Bradstreet Corp                  Common Stock 26483E100          20         288          Shared                       288
EFTS Silver TR Silver Shares           Common Stock 26922X107           2          70          Shared                        70
Enterprise Products Partners L.P.      Common Stock 293792107          63       1,229          Shared                     1,229
Equifax Inc                            Common Stock 294429105          26         561          Shared                       561
E-Trade Financial Corporation          Common Stock 269246401          21       2,646          Shared                     2,646
Expedia Inc.                           Common Stock 30212P303          36         756          Shared                       756
Exxon Mobil Corporation                Common Stock 30231G102         104       1,221          Shared                     1,221
Federated Investors Inc                Common Stock 314211103          31       1,398          Shared                     1,398
First China Pharmaceutical Group, Inc. Common Stock 31948N109                   1,000          Shared                     1,000
First Horizon National Corporation     Common Stock 320517105          23       2,675          Shared                     2,675
First Merchants Corp                   Common Stock 320817109          42       3,348          Shared                     3,348
First Solar Inc                        Common Stock 336433107          12         814          Shared                       814
FLIR Systems Inc                       Common Stock 302445101          17         855          Shared                       855
Gamestop Corp.                         Common Stock 36467W109          17         905          Shared                       905
Gannett Company Inc                    Common Stock 364730101          23       1,591          Shared                     1,591
Genworth Financial Inc                 Common Stock 37247D106          24       4,174          Shared                     4,174
Goodyear Tire & Rubber                 Common Stock 382550101          18       1,493          Shared                     1,493
Google Inc.                            Common Stock 38259P508          23          40          Shared                        40
H&R Block Inc                          Common Stock 093671105          21       1,337          Shared                     1,337
Harman International Industries Inc    Common Stock 413086109          22         564          Shared                       564
Harris Corp                            Common Stock 413875105          32         756          Shared                       756
Hasbro Inc                             Common Stock 418056107          28         840          Shared                       840
Health Care Property Investors Inc.    Common Stock 40414L109         191       4,316          Shared                     4,316
Honeywell International Inc            Common Stock 438516106         171       3,060          Shared                     3,060
Hormel Foods Corporation               Common Stock 440452100          23         744          Shared                       744
Hospira Inc.                           Common Stock 441060100          31         889          Shared                       889
HSN Inc.                               Common Stock 404303109           1          19          Shared                        19
Hudson City Bancorp Inc                Common Stock 443683107          27       4,271          Shared                     4,271
Hugoton Royalty Trust                  Common Stock 444717102           4         500          Shared                       500
Huntington Bancshares Inc              Common Stock 446150104          92      14,316          Shared                    14,316
Integrys Energy Group Inc.             Common Stock 45822P105          23         402          Shared                       402
Intel Corp                             Common Stock 458140100         217       8,134          Shared                     8,134
Interval Leisure Group Inc             Common Stock 46113M108                      19          Shared                        19
Intl Flavors & Fragrances              Common Stock 459506101          22         407          Shared                       407
iShares 1000 Growth Index Fund         Common Stock 464287614          10         154          Shared                       154
iShares DJ Select Dividend Index       Common Stock 464287168          94       1,669          Shared                     1,669
iShares MSCI EAFE Index Fund           Common Stock 464287465           5         101          Shared                       101
iShares Russell 1000 Value Index Fund  Common Stock 464287598           9         132          Shared                       132
iShares Russell 2000 Growth Index Fund Common Stock 464287648           2          21          Shared                        21
iShares Russell Mid Cap Value Index    Common Stock 464287473           2          36          Shared                        36
iShares Russell Midcap Growth          Common Stock 464287481           6          97          Shared                        97
iShares S&P 500 Barra Growth           Common Stock 464287309          13         178          Shared                       178
iShares S&P Preferred Stock Index      Common Stock 464288687         101       2,575          Shared                     2,575
iShares Silver Trust                   Common Stock 46428Q109          54       2,015          Shared                     2,015
J.C. Penney Company, Inc.              Common Stock 708160106          18         786          Shared                       786
Jabil Circuit Inc.                     Common Stock 466313103          22       1,089          Shared                     1,089
JDS Uniphase Corporation               Common Stock 46612J507          23       2,051          Shared                     2,051
John Hancock Preferred Income Fund     Common Stock 41013W108          66       2,910          Shared                     2,910
Johnson & Johnson                      Common Stock 478160104         173       2,558          Shared                     2,558
JP Morgan Chase & Co                   Common Stock 46625H100         107       2,983          Shared                     2,983
Kraft Foods Inc.                       Common Stock 50075N104         168       4,353          Shared                     4,353
Lam Research Corporation               Common Stock 512807108          22         594          Shared                       594
Legg Mason Inc                         Common Stock 524901105          30       1,135          Shared                     1,135
Leggett & Platt Incorporated           Common Stock 524660107          20         936          Shared                       936
Lennar Corporation                     Common Stock 526057104          34       1,093          Shared                     1,093
Leucadia National Corporation          Common Stock 527288104          25       1,162          Shared                     1,162
Lexmark International Inc.             Common Stock 529771107          17         640          Shared                       640
Limited Brands Inc.                    Common Stock 532716107         146       3,441          Shared                     3,441
Linn Energy LLC                        Common Stock 536020100          11         288          Shared                       288
Live Nation Entertainment, Inc.        Common Stock 538034109                      28          Shared                        28
LSI Logic Corp                         Common Stock 502161102          22       3,530          Shared                     3,530
Magnachip Semiconductor Corp           Common Stock 55933J203           6         650          Shared                       650
Masco Corporation                      Common Stock 574599106          28       1,992          Shared                     1,992
Mattel                                 Common Stock 577081102         173       5,331          Shared                     5,331
MBIA Inc                               Common Stock 55262C100           2         169          Shared                       169
McDonalds Corporation                  Common Stock 580135101         246       2,778          Shared                     2,778
MeadWestvaco Corporation               Common Stock 583334107         242       8,428          Shared                     8,428
MetroPCS Communications, Inc.          Common Stock 591708102          15       2,419          Shared                     2,419
MFS Charter Income Trust               Common Stock 552727109         122      12,445          Shared                    12,445
Molex Incorporated                     Common Stock 608554101          21         896          Shared                       896
Nabors Industries Ltd.                 Common Stock 015069406          21       1,490          Shared                     1,490
NASDAQ OMX Group Inc                   Common Stock 631103108          20         888          Shared                       888
Netflix Inc.                           Common Stock 64110L106          26         380          Shared                       380
Newell Rubbermaid Inc.                 Common Stock 651229106          31       1,697          Shared                     1,697
Newfield Exploration Company           Common Stock 651290108          21         716          Shared                       716
Nextera Energy, Inc.                   Common Stock 65339F101         192       2,788          Shared                     2,788
Nisource                               Common Stock 65473P105         204       8,249          Shared                     8,249
NRG Energy Inc                         Common Stock 629377508          21       1,213          Shared                     1,213
Nuveen Multi Currency Short Term Govt
  Inc Fund                             Common Stock 67090N109          12       1,000          Shared                     1,000
Nuveen Ohio Dividend Advantage Muni
  Fund                                 Common Stock 67070R104          40       2,600          Shared                     2,600
ONEOK Partners L.P.                    Common Stock 68268N103          65       1,218          Shared                     1,218
Orchard Supply Hardware                Common Stock 685691404                      12          Shared                        12
Orchard Supply Hardware Series A Zero
  Coupon                               Common Stock 685691503                      15          Shared                        15
Owens-Illinois Inc                     Common Stock 690768403          21       1,074          Shared                     1,074
Pan American Silver Corporation        Common Stock 697900108           4         250          Shared                       250
Patterson Companies Inc                Common Stock 703395103          25         738          Shared                       738
People's United Financial Inc          Common Stock 712704105          19       1,672          Shared                     1,672
Pepco Holdings, Inc.                   Common Stock 713291102          21       1,066          Shared                     1,066
Perkinelmer Inc                        Common Stock 714046109          27       1,063          Shared                     1,063
PETME LLC                              Common Stock 716382106           1          01          Shared                         1
Pfizer Inc.                            Common Stock 717081103         258      11,235          Shared                    11,235
Philip Morris International Inc.       Common Stock 718172109         154       1,765          Shared                     1,765
Phillips 66                            Common Stock 718546104          53       1,586          Shared                     1,586
Pinnacle West Capital                  Common Stock 723484101         136       2,623          Shared                     2,623
Pitney Bowes Inc                       Common Stock 724479100          17       1,156          Shared                     1,156
Pluristem Therapeutics, Inc.           Common Stock 72940R102           5       2,000          Shared                     2,000
PPG Industries Inc.                    Common Stock 693506107         248       2,336          Shared                     2,336
Prologis                               Common Stock 74340W103           7         223          Shared                       223
Pulte Homes Inc                        Common Stock 745867101          36       3,375          Shared                     3,375
Quality Systems Inc.                   Common Stock 747582104          17         600          Shared                       600
Quanta Services, Inc.                  Common Stock 74762E102          24       1,008          Shared                     1,008
Rare Element Resources Ltd.            Common Stock 75381M102           5       1,000          Shared                     1,000
Robert Half International Inc.         Common Stock 770323103          22         765          Shared                       765
Rocky Brands Inc                       Common Stock 774515100          33       2,500          Shared                     2,500
Rowan Companies Inc                    Common Stock 078178116          22         690          Shared                       690
RR Donnelley & Sons Co                 Common Stock 257867101          17       1,454          Shared                     1,454
Ryder System Inc                       Common Stock 783549108          15         406          Shared                       406
SAIC Inc                               Common Stock 78390X101          21       1,746          Shared                     1,746
Scripps Networks Interactive           Common Stock 811065101          28         501          Shared                       501
Seagate Technology PLC Com             Common Stock 052580676           7         300          Shared                       300
Sealed Air Corp                        Common Stock 81211K100          19       1,248          Shared                     1,248
Sears Holdings Corp                    Common Stock 812350106          41         686          Shared                       686
Simpson Manufacturing Company          Common Stock 829073105           3         100          Shared                       100
Sinclair Broadcast Group Inc           Common Stock 829226109          14       1,500          Shared                     1,500
Snap-On Inc                            Common Stock 833034101          27         426          Shared                       426
SPDR Gold Trust                        Common Stock 78463V107         130         835          Shared                       835
Spectra Energy Corp                    Common Stock 847560109         195       6,701          Shared                     6,701
Sumitomo Osaka Cement Company          Common Stock 005346924           2         700          Shared                       700
SunCoke Energy, Inc.                   Common Stock 86722A103           4         280          Shared                       280
Sunoco Inc                             Common Stock 86764P109          25         529          Shared                       529
Supervalu Inc                          Common Stock 868536103          14       2,623          Shared                     2,623
Teco Energy Inc.                       Common Stock 872375100          20       1,132          Shared                     1,132
Tenet Healthcare Corporation           Common Stock 88033G100          23       4,459          Shared                     4,459
Teradyne Inc.                          Common Stock 880770102          22       1,574          Shared                     1,574
Tesoro Corporation                     Common Stock 881609101          23         911          Shared                       911
The Chubb Corporation                  Common Stock 171232101         126       1,725          Shared                     1,725
The Coca-Cola Company                  Common Stock 191216100           7          85          Shared                        85
The International Group of Companies
  Inc.                                 Common Stock 460690100          24       2,179          Shared                     2,179
Tirex Corp                             Common Stock 88823T106           -      30,000          Shared                    30,000
Titanium Metals Corporation            Common Stock 888339207          16       1,416          Shared                     1,416
TJX Companies, Inc.                    Common Stock 872540109          30         700          Shared                       700
Torchmark Corp                         Common Stock 891027104          25         500          Shared                       500
Total System Services Inc.             Common Stock 891906109          26       1,101          Shared                     1,101
Tree.com Inc                           Common Stock 894675107                      03          Shared                         3
TripAdvisor, Inc.                      Common Stock 896945201          38         841          Shared                       841
Union Pacific Corp.                    Common Stock 907818108          12         100          Shared                       100
United States Steel Corp               Common Stock 912909108          20         988          Shared                       988
Urban Outfitters Inc                   Common Stock 917047102          21         766          Shared                       766
Vanguard REIT                          Common Stock 922908553         189       2,896          Shared                     2,896
Verizon Communications Inc             Common Stock 92343V104         141       3,182          Shared                     3,182
VF Corporation                         Common Stock 918204108           7          50          Shared                        50
Visualant Inc.                         Common Stock 928449107                   1,500          Shared                     1,500
Vulcan Materials Company               Common Stock 929160109          28         699          Shared                       699
Washington Post                        Common Stock 939640108          22          58          Shared                        58
Waste Management, Inc                  Common Stock 94106L109           6         165          Shared                       165
Western Gas Partners L.P.              Common Stock 958254104          44       1,009          Shared                     1,009
Whirlpool Corporation                  Common Stock 963320106          35         569          Shared                       569
Xylem, Inc.                            Common Stock 98419M100          27       1,076          Shared                     1,076
Zions Bancorporation                   Common Stock 989701107          26       1,361          Shared                     1,361
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